DELAWARE VIP® TRUST

Delaware VIP Diversified Income Series
Delaware VIP High Yield Series
Delaware VIP Limited-Term Diversified Income Series
Delaware VIP REIT Series
Delaware VIP Smid Cap Core Series
Delaware VIP U.S. Growth Series
Delaware VIP Value Series
 (the “Series”)

Supplement to the Series’ Statutory Prospectuses, Summary Prospectuses, and Statement of Additional Information dated April 29, 2020

On November 18, 2020, the Board of Trustees of Delaware VIP Trust approved the reorganization (Reorganization) of each Series into and with a substantially similar series and class of Lincoln Variable Insurance Products (“LVIP”) Trust as shown in the table below:

Delaware VIP Series and Classes	LVIP Series and Classes
Delaware VIP Diversified Income Series	LVIP Delaware Diversified Income Fund
Standard Class	Standard Class
Service Class	Service Class
Delaware VIP High Yield Series	LVIP Delaware High Yield Fund
Standard Class	Standard Class
Service Class	Service Class
Delaware VIP Limited-Term Diversified Income Series	LVIP Delaware Limited-Term Diversified Income Fund
Standard Class	Standard Class
Service Class	Service Class
Delaware VIP REIT Series	LVIP Delaware REIT Fund
Standard Class	Standard Class
Service Class	Service Class
Delaware VIP Smid Cap Core Series	LVIP Delaware SMID Cap Core Fund
Standard Class	Standard Class
Service Class	Service Class
Delaware VIP U.S. Growth Series	LVIP Delaware U.S. Growth Fund
Standard Class	Standard Class
Service Class	Service Class
Delaware VIP Value Series	LVIP Delaware Value Fund
Standard Class	Standard Class
Service Class	Service Class

Each Reorganization is subject to the approval of Series shareholders at a special shareholder meeting.  All costs related to each Reorganization will be borne by Lincoln Investment Advisors Corporation and not by the Series.

No shareholder action is necessary at this time. More detailed information about each Reorganization will be provided in a forthcoming proxy statement. When you receive your proxy statement, please review it carefully and cast your vote. This Supplement is not a proxy and is not soliciting any proxy, which can only be done by means of a proxy statement.

Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Series.

Delaware Management Company (Manager) is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Please keep this Supplement for future reference.

This Supplement is dated December 22, 2020.